Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Apr. 14, 2023	Oct. 16, 2023	Nov. 03, 2023	Oct. 08, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Ordinary shares				3,733,263
Temporary equity, redemption price per share					$ 10.57	$ 10.20	$ 10.10
Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity stock redeemed during the period shares	18,281,946
Temporary equity, redemption price per share	$ 10.36
Temporary equity, shares outstanding	4,718,054				4,718,054	23,000,000	23,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares			1,342,976
Temporary equity, shares outstanding		3,779,067
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Temporary equity stock redeemed during the period shares		938,987
Temporary equity, redemption price per share		$ 10.66
Estimated outstanding balance in restricted assets account		$ 40,300,000